Supplemental Disclosure Of Cash Flow Information (Schedule Of Supplemental Disclosure Of Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Supplemental Disclosure Of Cash Flow Information [Abstract]
Cash paid for interest	$ 230	$ 238	$ 1,216	$ 1,282	$ 1,428
Cash paid for taxes, net of refunds	9	1,461	4,616	872	65
Property and equipment financed by capital lease obligations			15,645	12,194	16,044
Property and equipment financed by notes payable			1,872
Cash receipts in transit from exercise of stock options			87		691
Issuance of stock options related to earn-out provision of Power-Glide acquisition					71
Net working capital contributed to Middlebury Interactive Languages venture				3,374
Intangible assets contributed to Middlebury Interactive Languages venture				14,000
Purchase of perpetual license agreement/accrued liabilities		250		250
New capital lease obligations	14,305	10,385
Current assets		9,198	13,396
Property, equipment and capitalized software development costs	1,626	8,800	12,938
Capitalized curriculum development costs		3,873	8,073
Intangible assets		22,810	27,310
Goodwill	11,041	34,704	53,789
Other non-current assets		138	198
Deferred tax liabilities		(5,108)	(6,989)
Assumed liabilities		(5,708)	(12,229)
Deferred revenue	(85)	(2,111)	(5,554)
Other noncurrent liabilities		(1,250)	(738)
Contingent consideration		1,700	(1,700)
Issuance of Series A Special Stock		$ 63,112	$ (63,112)